Cash flows reconciliation - Reconciliation of debt to cash flow (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities				$ 11,181	$ 12,180
Additions				1,800	625
Payments		$ (581)	$ (1,433)	(620)	(1,828)
Interest paid	[1]			(369)	(456)
Cash flow from financing activities				811	(1,659)
Effect of exchange rate				44	72
Interest accretion				381	438
Non-cash changes				425	510
Liabilities arising from financing activities		12,417	11,031	12,417	11,031
Quoted In Secondary Market [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities				6,497	7,974
Additions				1,500
Payments				(517)	(1,317)
Interest paid	[1]			(237)	(388)
Cash flow from financing activities				746	(1,705)
Effect of exchange rate				7	71
Interest accretion				234	318
Non-cash changes				241	389
Liabilities arising from financing activities		7,484	6,658	7,484	6,658
Debt Contract Brazil [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities				280	380
Payments				(38)	(174)
Interest paid	[1]			(16)	(37)
Cash flow from financing activities				(54)	(211)
Effect of exchange rate				34	77
Interest accretion				16	89
Non-cash changes				50	166
Liabilities arising from financing activities		276	335	276	335
Debt Contracts International Markets [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities				4,404	3,826
Additions				300	625
Payments				(65)	(337)
Interest paid	[1]			(116)	(31)
Cash flow from financing activities				119	257
Effect of exchange rate				3	(76)
Interest accretion				131	31
Non-cash changes				134	(45)
Liabilities arising from financing activities		$ 4,657	$ 4,038	$ 4,657	$ 4,038

[1]	Classified as operating activities in the statement of cash flows.